Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued research and development expenses	$ 8,198	$ 9,447	$ 2,193
Accrued compensation and benefits	6,660	5,953	7,805
Accrued professional fees	648	1,052	1,371
Accrued other	205	2,263	37
Total accrued expenses and other liabilities	$ 15,711	$ 18,715	$ 11,406